INCOME TAXES (Narrative) (Details) - USD ($)			12 Months Ended
	Dec. 31, 2022	Aug. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 12, 2023	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective tax rate			19.90%	4.30%
Increase (decrease) in valuation allowance			$ 16,200,000	$ (500,000)
Interest and penalties related to uncertain tax benefits	$ 8,900,000		12,900,000	8,900,000
Uncertain tax positions that would impact effective tax rate	42,800,000		46,900,000	42,800,000
Unrecognized tax benefits	34,749,000		39,250,000	34,749,000		$ 29,656,000
Recognized tax benefits income tax penalties and interest accrued	$ 3,500,000		3,800,000	3,500,000
Corporate alternative minimum tax	15.00%	15.00%
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, foreign	$ 19,100		$ 20,200	19,100
Operating loss carryforwards, expiration period			5 years
Foreign tax credit carryforwards	$ 25,500		$ 29,600	$ 25,500
WWE [Member]
Operating Loss Carryforwards [Line Items]
Fair value step-up on acquired net assets					$ 3,300,000,000
Deferred tax liabilities					$ 379,508,000